SIGNIFICANT ACCOUNTING POLICIES (Schedule of Trade Receivables and Contract Liabilities from Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Trade receivables, net	$ 17,166	$ 16,150
Deferred revenues (short-term contract liability)	83,955	69,829
Deferred revenues (Long-term contract liability)	$ 43,796	$ 43,482